Commitments, Contingencies, and Guarantees - Additional Information (Detail) ₨ in Millions, $ in Millions					12 Months Ended
	Oct. 26, 2018 INR (₨)	Oct. 26, 2018 USD ($)	Oct. 22, 2018 INR (₨)	Oct. 22, 2018 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)	Oct. 26, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees					₨ 77,448		₨ 27,036				$ 1,120
Liability for structured investments					1,198,964		1,010,252	[1]			17,335
Export obligations					32,340		123,854				468
Potential liability related to export obligation					4,333		11,015				63
Dividend paid					35,126	$ 508	39,506			₨ 36,244
Lease payments recognized as expense on non-cancellable lease					₨ 156	$ 2	45
Gridco Limited [Member] | Power Purchase Agreements [member]
Disclosure of contingent liabilities [line items]
Percentage of power generated					25.00%	25.00%
Power purchase agreement term					25 years	25 years
Gridco Limited [Member] | Power Purchase Agreements [member] | Bottom of range [member]
Disclosure of contingent liabilities [line items]
Additional right percentage of power generated					5.00%	5.00%
Gridco Limited [Member] | Power Purchase Agreements [member] | Top of range [member]
Disclosure of contingent liabilities [line items]
Additional right percentage of power generated					7.00%	7.00%
Punjab state power corporation limited [member] | Talwandi Sabo Power Limited TSPL [ member ] | Power Purchase Agreements [member]
Disclosure of contingent liabilities [line items]
Power purchase agreement term					25 years	25 years
Refund sought by the Company of ED cess paid till March 2006 [Member] | Bharat aluminium company limited [member]
Disclosure of contingent liabilities [line items]
Contingent asset					₨ 345						5
General customs authority [member]
Disclosure of contingent liabilities [line items]
Bonds issued					14,921		14,717				216
Structured investments [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees					19,156						274
Structured investments [member] | Other financia Liabilities [member]
Disclosure of contingent liabilities [line items]
Liability for structured investments					20,699
Customs and excise duty [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees					6,759		6,981				97
Minimum Work Programme Commitments [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees					23,673		1,702				339
Bid Bond [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees					5,426		115				78
Agencies Suppliers And Government Authorities [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees					21,284		17,088				308
Ravva Joint Venture arbitration proceedings: ONGC Carry [member] | Government of India [member]
Disclosure of contingent liabilities [line items]
Petroleum profit share			₨ 21,716	$ 314
Ravva Joint Venture arbitration proceedings: ONGC Carry [member] | Vedanta Limited 1 [member] | Government of India [member]
Disclosure of contingent liabilities [line items]
Petroleum profit share			₨ 6,425	$ 93
Legal proceedings contingent liability [member] | Refund sought by the Company of ED cess paid till March 2006 [Member] | Bharat aluminium company limited [member]
Disclosure of contingent liabilities [line items]
Contingent liability					7,846		6,899				113
Legal proceedings contingent liability [member] | Imposition of Entry Tax [member] | States of Chhattisgarh, Odish and Rajasthan [member]
Disclosure of contingent liabilities [line items]
Contingent liability					13,163		12,947				190
Legal proceedings contingent liability [member] | Department of mines and Geology [member] | Hindustan Zinc Limited (HZL) [member]
Disclosure of contingent liabilities [line items]
Contingent liability					3,339		3,339				48		$ 48
Legal proceedings contingent liability [member] | Ravva Joint Venture arbitration proceedings: ONGC Carry [member] | Government of India [member]
Disclosure of contingent liabilities [line items]
Contingent liability					6,425		6,425				93		93
Petroleum profit share					8,922	$ 129
Development cost					19,226	278
Development cost disallowed over run related to BDC					₨ 1,542	$ 22
Percentage of legal cost					50.00%	50.00%
Legal proceedings contingent liability [member] | Ravva Joint Venture arbitration proceedings: ONGC Carry [member] | Vedanta Limited 1 [member] | Government of India [member]
Disclosure of contingent liabilities [line items]
Petroleum profit share					₨ 2,006	$ 29
Legal proceedings contingent liability [member] | Additional payment on law [member] | Refund sought by the Company of ED cess paid till March 2006 [Member] | Bharat aluminium company limited [member]
Disclosure of contingent liabilities [line items]
Contingent liability					7,501		6,554				108
Legal proceedings contingent liability [member] | Miscellaneous disputes [Member]
Disclosure of contingent liabilities [line items]
Contingent liability					36,914		36,032				534
Tax contingent liability [member] | Cairn India Limited ("Cairn") 3 [member]
Disclosure of contingent liabilities [line items]
Contingent liability					43,850		91,393				634			₨ 204,947	$ 2,963
Outstanding tax					49,960	722
Aggregate tax amount paid	₨ 6,070	$ 88
Tax outstanding along with interest	₨ 43,890											$ 635
Dividend paid					40	1
Tax contingent liability [member] | Volcan Investments Limited [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees					1,150		1,150				17		$ 17
Tax contingent liability [member] | Interest expense [member] | Cairn India Limited ("Cairn") 3 [member]
Disclosure of contingent liabilities [line items]
Contingent liability														₨ 102,473	$ 1,482
Tax contingent liability [member] | Interest portion included in contingent liability [Member] | Cairn India Limited ("Cairn") 3 [member]
Disclosure of contingent liabilities [line items]
Contingent liability					102,473						1,482
Tax contingent liability [member] | Demand raised [Member] | Cairn India Limited ("Cairn") 3 [member]
Disclosure of contingent liabilities [line items]
Contingent liability					204,947						2,963
Tax contingent liability [member] | Demand raised [Member] | Cairn India Limited ("Cairn") 3 [member] | Possible Scenario [member]
Disclosure of contingent liabilities [line items]
Contingent liability					43,850						634
Tax contingent liability [member] | Other Tax Disputes [member]
Disclosure of contingent liabilities [line items]
Contingent liability					73,898		65,610				1,069
South Africa Carry Cost [member] | Petro SA [member]
Disclosure of contingent liabilities [line items]
Contingent liability					6,916						$ 100
Exploration expenditure incurred					2,642	38
Balance of exploration expenditure					₨ 4,274	$ 62	₨ 4,274		$ 62

[1]	Restated - Refer Note 2(b)